PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND DEPOSITS

5. PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expenses to vendors of $7,408 (December 31, 2023 - $16,889), prepaid business insurance of $1,062 (December 31, 2023 - $9,736) and security deposits of $12,000 (December 31, 2023 - $12,000).

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)